Net Loss Per Common Share (Details) - Schedule of Computation of Net Loss Per Common Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Computation of Net Loss Per Common Share [Line Items]
Potentially dilutive securities	12,144,087	4,547,066
Common stock options [Member]
Schedule of Computation of Net Loss Per Common Share [Line Items]
Potentially dilutive securities	3,578,579	4,442,770
Common stock warrants [Member]
Schedule of Computation of Net Loss Per Common Share [Line Items]
Potentially dilutive securities	8,507,311	73,978
Unvested restricted stock units [Member]
Schedule of Computation of Net Loss Per Common Share [Line Items]
Potentially dilutive securities	58,197
Unvested restricted stock [Member]
Schedule of Computation of Net Loss Per Common Share [Line Items]
Potentially dilutive securities		30,318